SUBSIDIARY PUBLIC ISSUERS - Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Current assets	$ 3,064	$ 2,479
Non-current assets	83,360	80,435
Assets held for sale	1,547	1,433
Current liabilities	10,428	10,513
Non-current liabilities	40,157	37,394
Liabilities associated with assets held for sale	924	1,316
Equity attributable to interests of others in operating subsidiaries and properties	13,928	12,938
Equity attributable to owners of parent	22,534	22,186
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Current assets	0	0
Non-current assets	8,448	8,190
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to owners of parent	8,448	8,190
BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Current assets	54	93
Non-current assets	13,368	13,310
Assets held for sale	0	0
Current liabilities	2,292	544
Non-current liabilities	3,256	4,695
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to owners of parent	7,874	8,164
BPO
Disclosure of information about consolidated structured entities [line items]
Current assets	199	91
Non-current assets	21,788	21,234
Assets held for sale	198	0
Current liabilities	5,505	5,518
Non-current liabilities	2,720	1,726
Liabilities associated with assets held for sale	74	0
Equity attributable to interests of others in operating subsidiaries and properties	2,280	2,284
Equity attributable to owners of parent	11,606	11,797
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Current assets	2,835	3,019
Non-current assets	28,782	28,194
Assets held for sale	0	0
Current liabilities	918	1,186
Non-current liabilities	8,164	7,841
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to owners of parent	22,535	22,186
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Current assets	45	24
Non-current assets	1,583	1,532
Assets held for sale	0	0
Current liabilities	878	845
Non-current liabilities	761	743
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to owners of parent	(11)	(32)
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Current assets	(69)	(748)
Non-current assets	9,391	7,975
Assets held for sale	1,349	1,433
Current liabilities	835	2,420
Non-current liabilities	25,256	22,389
Liabilities associated with assets held for sale	850	1,316
Equity attributable to interests of others in operating subsidiaries and properties	11,648	10,654
Equity attributable to owners of parent	$ (27,918)	$ (28,119)